BUSINESS COMBINATION (Schedule of Identifiable Assets as of Date of Acquisition) (Details) - InkFrog, Inc. [Member] $ in Thousands	1 Months Ended
Feb. 29, 2020 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Total purchased intangible assets	$ 2,016
Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total purchased intangible assets	$ 1,338
Weighted average useful life	8 years
Customer Relations [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total purchased intangible assets	$ 387
Weighted average useful life	7 years
Distribution agreement [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total purchased intangible assets	$ 291
Weighted average useful life	1 year 6 months